Note Payable to Shareholder (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Note Payable to Shareholder (Details) [Line Items]
Note payable, description	Robert Goldstein, the CEO and majority shareholder, has loaned funds to the Company from time to time to cover general operating expenses. These loans are evidenced by unsecured, non-interest-bearing notes due on December 31, 2022.
Shareholder paid expenses	$ 0	$ 87,410	$ 40,000
Majority shareholder loaned an additional	179,000	45,000	520,600
Repayments for note payable to shareholder			616,801
Mr. Goldstein [Member]
Note Payable to Shareholder (Details) [Line Items]
Amounts due	$ 755,260	$ 576,260	$ 443,850